Intangible Assets, Net (Details) - Schedule of future amortization of intangible asset - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of future amortization of intangible asset [Abstract]
2021	$ 781,039
2022	781,039
2023	781,039
Thereafter	1,950,696
Total	$ 4,293,813	$ 4,746,552